Insurance Contracts - Additional Information (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Contractual service margin not related to contracts that existed at transition date to which modified retrospective approach or fair value approach has been applied [member]
Disclosure Of Insurance Contracts [Line Items]
Fair value approach	₩ 0